Financial Risk Management Objectives and Policies - Exposures to Foreign Currency Exchange Rate Risk (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and bank balances	¥ 7,913,083	$ 1,143,047	¥ 6,433,593
Financial liabilities	(16,666,564)	(2,407,488)	(12,982,296)
Foreign currency risk [Member] | Singapore dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	309		625
Cash and bank balances	109,713		133,884
Financial liabilities	(176)		(870)
Trade and other payables	(11,642)		(7,628)
Net assets/(liabilities)	98,204	14,186	126,011
Foreign currency risk [Member] | Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	21,088		3,997
Cash and bank balances	1,231		7,212
Financial liabilities	0
Trade and other payables	(8,283)		(3,522)
Net assets/(liabilities)	14,036	2,028	7,687
Foreign currency risk [Member] | USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	78,667		63,161
Cash and bank balances	18,573		13,124
Financial liabilities	0
Trade and other payables	(2,683)		(7,238)
Net assets/(liabilities)	94,557	13,659	69,047
Foreign currency risk [Member] | Others [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	152		253
Cash and bank balances	1,334		1,117
Financial liabilities	0
Trade and other payables	(12,589)		(4,808)
Net assets/(liabilities)	¥ (11,103)	$ (1,604)	¥ (3,438)